Class K [Member] Expense Example - Class K - BlackRock New York Municipal Opportunities Fund - Class K Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 888